Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Non-Current Assets

December 31 (millions of dollars)	2019	2018
Right-of-Use assets (Notes 3, 23)	75	—
Other	12	5
	87	5